Property, plant and equipment, Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Property, plant and equipment [Abstract]
Property, plant and equipment	$ 2,293,234	$ 2,498,671
Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	3,474,570	3,839,126
Accumulated Depreciation Charges [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	(1,181,336)	(1,340,455)
Vessels and Scrubbers [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	2,138,295	2,344,757
Vessels and Scrubbers [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	3,055,818	3,426,406
Vessels and Scrubbers [Member] | Accumulated Depreciation Charges [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	(917,523)	(1,081,649)
Dry Docking [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	110,966	114,636
Dry Docking [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	178,716	193,076
Dry Docking [Member] | Accumulated Depreciation Charges [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	(67,750)	(78,440)
Right-of-use Assets - Vessels [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	43,500	38,413
Right-of-use Assets - Vessels [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	238,014	217,595
Right-of-use Assets - Vessels [Member] | Accumulated Depreciation Charges [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	(194,514)	(179,182)
Others [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	473	865
Others [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	2,022	2,049
Others [Member] | Accumulated Depreciation Charges [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	$ (1,549)	$ (1,184)